OMB APPROVAL

OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07398
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end:       2/28
Date of reporting period:       5/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2011
invesco.com/us               VK-CE-PAVMI-QTR-1   05/11               Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—109.31%

Pennsylvania—102.38%
Allegheny (County of) Higher Education Building Authority (Carnegie Mellon University); Series 2002, RB	5.25%	03/01/32	$2,750	$2,760,092
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 2008, University RB	5.00%	03/01/21	1,165	1,249,626
Series 2011 A, University RB	5.50%	03/01/29	1,600	1,691,376
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	966,060
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital);
Series 2005 A, RB	5.00%	04/01/25	735	629,917
Series 2005 A, RB	5.13%	04/01/35	3,145	2,450,647
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical); Series 2009, RB	5.63%	08/15/39	2,750	2,792,157
Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC); Series 1999, Cargo Facilities Lease RB (a)	6.63%	09/01/24	1,965	1,691,118
Allegheny (County of) Industrial Development Authority (Propel Charter-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,215	1,105,249
Allegheny (County of) Industrial Development Authority (Residential Resource, Inc); Series 2006, Lease RB	5.13%	09/01/31	1,105	934,045
Allegheny (County of) Redevelopment Authority (Robinson Mall Project); Series 2000 A, Tax Allocation RB	7.00%	11/01/17	955	955,984
Allegheny (County of) Residential Finance Authority; Series 2001, Mortgage RB (INS-GNMA) (a)(b)	5.75%	05/01/33	10	10,019
Allentown (City of) Commercial & Industrial Development Authority (Diocese of Allentown); Series 1999, VRD IDR (LOC-Wachovia Bank, N.A.) (c)(f)	0.14%	12/01/29	2,000	2,000,000
Beaver (County of) Pennsylvania; Series 2009, Unlimited Tax GO Bonds (INS-AGM) (b)	5.55%	11/15/31	4,935	5,212,495
Berks (County of) Industrial Development Authority (One Douglassville ); Series 2007 A, Ref. First Mortgage RB (a)	6.13%	11/01/34	1,450	1,183,766
Berks (County of) Municipal Authority (Albright College);
Series 2004, RB	5.50%	10/01/16	1,695	1,709,730
Series 2004, RB	5.50%	10/01/17	1,800	1,791,306
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	01/15/25	3,000	3,186,720
Bradford (County of) Industrial Development Authority; Series 2005 B, Solid Waste Disposal RB (a)	5.20%	12/01/19	1,000	1,007,410
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	6.25%	01/01/35	2,300	2,034,672
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,200	1,697,322
Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2009, Hospital RB (INS-AGL) (b)	6.13%	11/15/39	2,185	2,242,291
Series 2011, Hospital RB	6.25%	11/15/41	1,000	1,010,660
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. First Mortgage RB	6.38%	12/01/19	1,000	1,000,060
Series 1999, Ref. First Mortgage RB	6.38%	12/01/24	1,000	971,250
Chester (County of) Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(f)	0.12%	07/01/31	3,000	3,000,000
Coatesville School District; Series 2010, Limited Tax GO Bonds (INS-AGM) (b)	5.00%	08/15/30	2,650	2,821,773
Commonwealth Financing Authority; Series 2010 B, RB	5.00%	06/01/23	1,775	1,942,879
Connellsville Area School District; Series 2008 B, Limited Tax GO Bonds (INS-AGM) (b)	5.00%	11/15/37	1,000	1,005,130
Cumberland (County of) Municipal Authority (Asbury Obligation Group); Series 2010, RB	6.00%	01/01/30	1,600	1,451,904
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/40	2,650	2,309,607
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries);
Series 2007, RB	5.00%	01/01/27	2,000	1,818,100
Series 2007, RB	5.00%	01/01/36	3,000	2,525,400
Cumberland (County of) Municipal Authority (Dickinson College); Series 2009, RB	5.00%	11/01/39	1,850	1,863,449
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	$2,000	$1,772,860
Daniel Boone Area School District; Series 2008, Limited Tax GO Bonds	5.00%	08/15/32	2,000	2,050,300
Dauphin (County of) General Authority (Hapsco Western Hospital); Series 1992, Ref. RB (g)	6.25%	07/01/16	3,410	3,845,491
Dauphin (County of) General Authority (Pinnacle Health System Project); Series 2009, RB	5.75%	06/01/20	5,475	5,968,516
Deer Lake School Districts; Series 2009, Limited Tax GO Bonds (INS-AGL) (b)	5.38%	04/01/34	1,000	1,041,410
Delaware (County of) Authority (Cabrini College); Series 1999, Unrefunded Balance College RB (INS-RADIAN) (b)	5.75%	07/01/23	360	360,119
Delaware (County of) Authority (Elwyn Project);
Series 2010, RB	5.00%	06/01/19	1,875	1,948,781
Series 2010, RB	5.00%	06/01/23	975	965,465
Series 2010, RB	5.00%	06/01/24	1,755	1,717,268
Series 2010, RB	5.00%	06/01/25	750	723,645
Delaware (County of) Authority (Neumann College);
Series 2001, Ref. College RB (e)(h)	6.00%	10/01/11	2,000	2,038,320
Series 2001, Ref. RB (e)(h)	5.88%	10/01/11	2,295	2,338,008
Series 2008, College RB	6.25%	10/01/38	1,500	1,505,085
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.);
Series 2005 A, Water Facilities RB (INS-NATL/FGIC) (a)(b)	5.00%	11/01/37	2,750	2,669,452
Series 2005 B, Water Facilities RB (INS-NATL/FGIC) (a)(b)	5.00%	11/01/36	4,000	3,895,960
Series 2005 C, Water Facilities RB (INS-NATL/FGIC) (a)(b)	5.00%	02/01/35	3,000	2,932,620
Delaware (County of) Industrial Development Authority (Philadelphia Suburban Water); Series 2001, Water Facilities RB (INS-AMBAC) (a)(b)	5.35%	10/01/31	2,500	2,510,175
Delaware (County of) Industrial Development Authority (Sun, Inc.); Series 1998, Ref. Environmental Improvement VRD RB (LOC-Bank of America, N.A.) (c)(f)	0.18%	11/01/33	390	390,000
Delaware (County of) River Port Authority; Series 2010 D, RB	5.00%	01/01/40	2,000	2,000,600
Delaware (County of) Valley Regional Financial Authority;
Series 2002, Local Government RB	5.75%	07/01/17	8,000	9,122,160
Series 2002, Local Government RB	5.75%	07/01/32	2,500	2,531,975
Exeter Township School District; Series 2003, Unlimited Tax GO Bonds (INS-NATL/FGIC) (b)	5.00%	05/15/25	2,000	2,117,020
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,980	2,843,725
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital RB	5.90%	07/01/40	2,000	1,622,520
Geisinger Authority; Series 2011 A1, Health System RB	5.13%	06/01/41	1,500	1,512,270
Harrisburg Authority; Series 2004, Ref. Water RB (INS-AGM) (b)	5.00%	07/15/21	6,575	6,277,810
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	2,990	2,880,387
Lehigh (County of) General Purpose Authority (Cedar Crest College); Series 2006, RB (INS-RADIAN) (b)	5.00%	04/01/26	1,510	1,402,156
Lehigh (County of) General Purpose Hospital; Series 2005 B, RB (INS-AGM) (b)	5.00%	07/01/35	1,000	973,330
Lehigh (County of) Northmpton Airport Authority;
Series 2005 A, Ref. Airport System RB (INS-NATL) (a)(b)	5.00%	01/01/20	1,240	1,241,761
Series 2005 A, Ref. Airport System RB (INS-NATL) (a)(b)	5.00%	01/01/22	1,360	1,330,978
Series 2005 A, Ref. Airport System RB (INS-NATL) (a)(b)	5.00%	01/01/23	675	648,851
Luzerne (County of); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/15/27	2,500	2,542,200
Lycoming (County of) Authority (Pennsylvania College of Technology);
Series 2000, RB (INS-AMBAC) (b)	5.35%	07/01/26	5,650	5,650,226
Series 2000, RB (INS-AMBAC) (b)	5.38%	07/01/30	5,000	4,941,000
Series 2011, RB	5.00%	07/01/30	4,250	4,200,912
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	3,750	3,475,087
Mercer (County of); Series 2001, Unilimted Tax GO Bonds (INS-NATL/FGIC) (b)	5.50%	10/01/15	1,000	1,016,400
Monroe (County of) Hospital Authority (Pocono Medical Center);
Series 2003, Hospital RB (e)(h)	6.00%	01/01/14	3,000	3,408,420
Series 2007, Hospital RB	5.25%	01/01/43	3,000	2,754,030
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital); Series 2002 A, Hospital RB	5.13%	06/01/32	4,500	4,412,115
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health); Series 1997 A, Heatlh Care RB (INS-AMBAC) (b)	5.25%	10/01/17	3,800	3,800,950
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Montgomery (County of) Industrial Development Authority (Acts Retirement Community); Series 2006 A, RB	4.50%	11/15/36	$3,000	$2,354,370
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	3,905	3,953,578
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB	7.00%	02/01/36	1,500	1,336,425
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.25%	02/01/35	2,000	1,636,000
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital); Series 2002 A, RB	5.63%	07/01/32	1,500	1,501,560
Northampton (County of) General Purpose Authority (Lehigh University);
Series 2009, Higher Education RB	5.00%	11/15/39	2,000	2,045,400
Series 2009, Higher Education RB	5.50%	11/15/33	4,000	4,285,640
Northampton (County of) General Purpose Authority (St. Luke’s Hospital);
Series 2008 A, Hospital RB	5.50%	08/15/35	2,000	1,818,520
Series 2010 C, Hospital RB (d)(e)(h)	4.50%	08/15/16	2,000	2,098,500
Northampton (County of) School District;
Series 2007 B, Limited Tax GO Bonds (INS-NATL/FGIC) (b)	5.00%	04/01/30	1,000	1,030,260
Series 2007 B, Limited Tax GO Bonds (INS-NATL/FGIC) (b)	5.00%	04/01/31	2,000	2,051,200
Owen J Robert School District; Series 2006, Unlimited Tax GO Bonds (INS-AGM) (b)(i)	5.00%	05/15/35	16,695	17,013,541
Pennsylvania (State of) Economic Development Financing Authority (Allegheny Energy Supply Co.); Series 2009, Variable Exempt Facilities RB	7.00%	07/15/39	4,220	4,426,991
Pennsylvania (State of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. Water Facility RB (a)	5.00%	12/01/34	2,000	1,993,140
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility);
Series 2009, Sewage Sludge Disposal RB	5.50%	01/01/18	1,000	1,046,530
Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	2,000	2,051,900
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB (a)	5.10%	10/01/27	3,690	3,553,913
Pennsylvania (State of) Higher Educational Facilities Authority (Clarion University Foundation Inc.);
Series 2003 A, RB (INS-SGI) (b)	5.00%	07/01/28	1,000	891,530
Series 2003 A, RB (INS-SGI) (b)	5.00%	07/01/33	1,500	1,298,745
Series 2003 A, RB (INS-SGI) (b)	5.25%	07/01/18	1,500	1,523,895
Pennsylvania (State of) Higher Educational Facilities Authority (East Stroudsburg University Property, Inc.); Series 2010, Student Housing RB	5.00%	07/01/42	2,320	1,927,131
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB	6.00%	07/01/43	1,000	969,520
Pennsylvania (State of) Higher Educational Facilities Authority (Geneva College); Series 2002, College & University RB (e)(h)	6.13%	04/01/12	1,000	1,048,480
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2003, RB	5.50%	05/01/34	4,000	3,968,920
Pennsylvania (State of) Higher Educational Facilities Authority (Messiah College); Series 2003 A, RB (INS-RADIAN) (b)	5.50%	11/01/22	3,000	3,037,020
Pennsylvania (State of) Higher Educational Facilities Authority (Philadelphia University of Sciences); Series 2005 A, RB (INS-SGI) (b)	5.00%	11/01/36	2,320	2,314,942
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/40	5,000	4,781,100
Pennsylvania (State of) Higher Educational Facilities Authority (State System Higher Education); Series 2010, RB	5.00%	06/15/21	1,450	1,663,252
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2002, Unrefunded Balance RB	5.38%	01/01/25	1,540	1,569,630
Series 2010, RB	5.00%	03/01/40	1,000	1,000,270
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2005 C, RB (i)	5.00%	07/15/38	15,925	16,265,795
Pennsylvania (State of) Higher Educational Facilities Authority (UPMC Health System); Series 1999 A, RB (INS-AGM) (b)	5.00%	08/01/29	3,600	3,600,972
Pennsylvania (State of) Housing Finance Agency; Series 2007 A, Single Family Mortgage RB (a)	5.10%	10/01/22	360	365,231
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (i)	5.00%	06/15/21	$12,135	$13,795,796
Pennsylvania (State of) State University;
Series 2005, RB	5.00%	09/01/29	2,000	2,077,740
Series 2005, RB	5.00%	09/01/35	4,000	4,027,080
Pennsylvania (State of) Turnpike Commission;
Series 2004 A, RB (INS-AMBAC) (b)	5.25%	12/01/21	1,200	1,309,476
Series 2008 A-1, RB (INS-AGL) (b)(i)	5.00%	06/01/38	12,995	12,666,227
Series 2009 C, Sub. Turnpike RB (INS-AGM) (b)(j)	6.25%	06/01/33	5,840	4,536,454
Series 2009 E, Sub. Turnpike RB (j)	6.38%	12/01/38	720	508,140
Series 2010 A 1, Motor License Fund Special Turnpike RB	5.00%	12/01/38	1,000	1,008,610
Series 2010 A 2, Motor License Special Turnpike RB (j)	5.50%	12/01/34	2,065	1,571,197
Series 2010 B 2, Turnpike RB (j)	5.00%	12/01/30	1,875	1,435,894
Series 2010 B 2, Turnpike RB (j)	5.13%	12/01/35	1,500	1,083,420
Pennsylvania (State of); Series 2006, Unlimited Tax GO Bonds	5.00%	10/01/23	3,000	3,328,380
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Chester Jefferson Health System); Series 2010 B, RB	5.00%	05/15/40	4,995	4,838,956
Philadelphia (City of) Hospitals & Higher Education Facilties Authority (Childrens Hospital of Philadelphia);
Series 2002 A, VRD RB (f)	0.12%	07/01/22	1,000	1,000,000
Series 2002 B, VRD RB (f)	0.12%	07/01/25	1,500	1,500,000
Series 2008 B, VRD RB (f)	0.12%	07/01/31	3,000	3,000,000
Philadelphia (City of) Industrial Development Authority (First Philadelphia Charter); Series 2007 A, RB	5.85%	08/15/37	2,500	2,106,950
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School) Series 2010, RB	6.38%	11/15/40	1,000	903,560
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	2,815	2,256,307
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	1,660	1,634,868
Philadelphia (City of) Industrial Development Authority (Philadelphia Aiport System); Series 2001 A, Airport RB (INS-NATL/FGIC) (a)(b)	5.13%	07/01/19	2,250	2,274,277
Philadelphia (City of) Industrial Development Authority (Please Touch Museum);
Series 2006, IDR	5.25%	09/01/31	1,000	838,510
Series 2006, IDR	5.25%	09/01/36	5,575	4,459,219
Series 2006, RB	5.25%	09/01/21	2,610	2,490,305
Series 2006, RB	5.25%	09/01/26	3,230	2,862,717
Philadelphia (City of) Industrial Development Authority;
Series 1990, Commercial Development Remarketing RB (a)	7.75%	12/01/17	2,000	2,001,340
Series 2001 B, RB (INS-AGM) (b)	5.50%	10/01/17	6,000	6,166,560
Philadelphia (City of) Parking Authority; Series 1999 A, RB (INS-AMBAC) (b)	5.25%	02/15/29	1,645	1,645,428
Philadelphia (City of);
Series 1990 B, Gas Works RB (g)	7.00%	05/15/20	3,045	3,808,168
Series 2008 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	12/15/25	3,500	3,606,365
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGL) (b)	5.50%	08/01/24	1,500	1,595,565
Series 2009 A, Water & Wastewater RB	5.25%	01/01/36	1,500	1,511,595
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (b)	7.13%	07/15/38	1,040	1,152,809
Series 2010 9th, Gas Works RB	5.00%	08/01/30	1,500	1,488,030
Series 2010 9th, Gas Works RB	5.25%	08/01/40	3,610	3,471,737
Series 2010 A, Airport RB	5.00%	06/15/40	2,500	2,467,875
Series 2010 C, Water & Wastewater RB (INS-AGM) (b)	5.00%	08/01/35	2,750	2,781,075
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	2,000	2,064,520
Philadelphia (State of) Redevelopment Authority (Neighborhood Transformation); Series 2002 A, RB (INS-NATL/FGIC) (b)	5.50%	04/15/16	1,905	1,972,818
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (b)	5.13%	09/01/23	2,500	2,689,175
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	02/01/31	3,235	3,283,525
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority; Series 2010, Ref. Hotel Room RB (INS-AGM) (b)	5.00%	02/01/35	2,000	1,973,900
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Pittsburgh (City of) Public Parking Authority; Series 2005 A, Ref. RB (INS-NATL/FGIC) (b)	5.00%	12/01/25	$2,215	$2,220,737
Pittsburgh (City of) Urban Redevelopment Authority; Series 1999 C, Mortgage RB (INS-GNMA) (a)(b)	5.70%	04/01/30	1,455	1,455,349
Pittsburgh (City of) Water & Sewer Authority;
Series 2008 D1, First Lien RB (INS-AGM) (b)	5.00%	09/01/24	2,000	2,116,660
Series 2008 D1, First Lien RB (INS-AGM) (b)	5.00%	09/01/25	3,000	3,150,000
Pittsburgh (City of);
Series 2001, Unlimited Tax GO Bonds (e)(h)	5.50%	03/01/12	3,000	3,119,280
Series 2001, Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.50%	09/01/17	5,140	5,227,843
Radnor Township School District; Series 2005 B, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	02/15/28	1,500	1,564,830
State Public School Building Authority (Harrisburg School District); Series 2009 A, School RB (INS-AGC) (b)	5.00%	11/15/33	2,500	2,560,075
State Public School Building Authority (Jefferson County Dubois Technology School); Series 2004, RB (INS-NATL/FGIC) (b)	5.38%	02/01/23	2,360	2,512,574
Susquehanna Area Regional Airport Authority;
Series 2003 A, Airport System RB (INS-AMBAC) (a)(b)	5.38%	01/01/21	2,140	2,079,845
Series 2003 A, Airport System RB (INS-AMBAC) (a)(b)	5.38%	01/01/23	5,205	4,940,065
Series 2003 A, Airport System RB (INS-AMBAC) (a)(b)	5.50%	01/01/18	2,545	2,557,114
Series 2003 D, Sub. Airport System RB	5.38%	01/01/18	5,500	5,015,890
Trinity Area School District; Series 2003, Unlimited Tax GO Bonds (INS-NATL/FGIC) (b)	5.25%	11/01/20	2,850	3,071,616
Twin Valley School District; Series 2006, Unlimited Tax GO Bonds (e)(h)	5.25%	10/01/15	1,820	2,144,233
Union (County of) Higher Educational Facilities Financing Authority (Bucknell University); Series 2002 A, RB	5.25%	04/01/19	1,000	1,073,360
Union (County of) Hospital Authority (Evangelical Community);
Series 2004, Hospital RB (INS-RADIAN) (b)	5.25%	08/01/24	2,300	2,196,868
Series 2011, Ref. Hospital RB	7.00%	08/01/41	3,000	3,060,780
Unity Township Municipal Authority; Series 2004, Sewer RB (INS-AGM) (b)	5.00%	12/01/24	1,285	1,334,151
University of Pittsburgh;
Series 2000 B, Ref. RB (i)	5.25%	09/15/34	10,000	10,587,900
Series 2005 A, RB (i)(k)	5.25%	09/15/30	10,000	10,855,500
Washington (County of) Industrial Development Authority (Washington Jefferson College);
Series 2010, RB	5.00%	11/01/36	1,700	1,623,449
Series 2010, RB	5.25%	11/01/30	1,500	1,541,310
Washington (County of) Pennsylvania;
Series 2002 A, Unlimited Tax GO Bonds (e)(h)	5.13%	09/01/12	825	874,706
Series 2002 A, Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.13%	09/01/27	5,025	5,063,944
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB (d)	5.45%	07/01/25	500	415,915
West Mifflin Area School District;
Series 2009, Limited Tax GO Bonds (INS-AGM) (b)	5.13%	04/01/31	1,500	1,558,395
Series 2009, Limited Tax GO Bonds (INS-AGM) (b)	5.50%	04/01/24	500	555,790
West Shore Area Authority (Holy Spirit Hospital); Series 2001, RB	6.25%	01/01/32	4,000	4,000,400
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group); Series 2005 A, RB	5.75%	01/01/26	2,350	2,065,509
Wilkes Barre Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	2,650	2,553,089

				487,118,218

Puerto Rico—4.15%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, Power RB	5.00%	07/01/37	1,000	922,030
Series 2008 WW, Power RB	5.00%	07/01/28	2,000	1,917,840
Series 2008 WW, Power RB	5.25%	07/01/33	1,500	1,443,045
Series 2008 WW, Power RB	5.50%	07/01/21	1,000	1,057,240
Series 2010 XX, Power RB	5.75%	07/01/36	2,000	2,025,280
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (b)	5.50%	07/01/27	1,930	1,936,041
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
First Subseries 2009 A, RB (d)(e)(h)	5.00%	08/01/11	2,500	2,520,175
Series 2010, First Sub. Sales Tax CAB RB (l)	0.00%	08/01/33	2,260	1,515,917
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—(continued)
Series 2010 A, CAB RB (l)	0.00%	08/01/35	$2,500	$501,400
Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	1,500	1,464,780
Series 2010 A, Sales Tax CAB RB (l)	0.00%	08/01/34	5,000	1,093,550
Series 2010 A, Salex Tax CAB RB (l)	0.00%	08/01/36	7,800	1,442,454
Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	2,000	1,912,460

				19,752,212

Guam—1.51%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	1,250	1,249,288
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	500	500,665
Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	3,000	2,649,240
Guam (Territory of) International Airport Authority; Series 2003 B, RB (INS-NATL) (b)	5.25%	10/01/21	1,585	1,611,406
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	1,285	1,195,037

				7,205,636

Virgin Islands—1.27%
University of Virgin Islands; Series 2004 A, RB	5.38%	06/01/34	1,500	1,406,940
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	1,000	1,007,270
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,425	2,537,059
Virgin Islands (Government of) Water & Power Authority; Series 2007 A, Electric System RB	5.00%	07/01/25	1,090	1,087,766

				6,039,035

TOTAL INVESTMENTS(m)—109.31% (Cost $522,988,827)				520,115,101

Floating Rate Note Obligations—(10.90)%
Notes with interest rates ranging from 0.18% to 0.28% at 05/31/11 and contractual maturities of collateral ranging from 06/15/21 to 07/15/38 (See Note 1F) (n)				(51,855,000)

OTHER ASSETS LESS LIABILITIES—33.95%				161,559,507

PREFERRED SHARES—(32.36)%				(154,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				475,819,608

Investment Abbreviations:

AGC	— Assured Guaranty Corp.

AGL	— Assured Guaranty Ltd.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.*

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bond

FGIC	— Financial Guaranty Insurance Co.

GNMA	— Government National Mortgage Association

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

LOC	— Letter of Credit

NATL	— National Public Finance Guarantee Corp.

Radian	— Radian Asset Assurance, Inc.

RB	— Revenue Bonds

Ref.	— Refunding

SGI	— Syncora Guarantee, Inc.

Sub.	— Subordinated

VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Notes to Schedule of Investments:

*	Ambac filed for bankruptcy on November 8, 2010.

(a)	Security subject to the alternative minimum tax.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Advance refunded.

(i)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1F.

(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $6,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(l)	Zero coupon bond issued at a discount.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities
Assured Guaranty Municipal Corp.	14.88%
American Municipal Bond Assurance Corp.*	8.78%
National Public Finance Guarantee Corp.	7.74%
Financial Guaranty Insurance Co	5.34%

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $81,184,759 are held by Dealer Trusts and serve as collateral for the $51,855,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Securities	$—	$520,115,101	$—	$520,115,101

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2011 was $16,640,045 and $25,270,038, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$11,644,976
Aggregate unrealized (depreciation) of investment securities	(14,186,809)

Net unrealized appreciation (depreciation) of investment securities	$(2,541,833)

Cost of investments for tax purposes is $522,656,934.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Pennsylvania Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.